consolidated statements of financial position - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and temporary investments, net	$ 974	$ 723
Accounts receivable	3,297	2,671
Income and other taxes receivable	143	206
Inventories	537	448
Contract assets	441	450
Prepaid expenses	617	521
Current derivative assets	83	13
Total	6,092	5,032
Non-current assets
Property, plant and equipment, net	17,084	15,926
Intangible assets, net	19,178	17,485
Goodwill, net	9,169	7,270
Contract assets	320	299
Other long-term assets	2,203	1,971
Total	47,954	42,951
Assets	54,046	47,983
Current liabilities
Short-term borrowings	104	114
Accounts payable and accrued liabilities	3,947	3,705
Income and other taxes payable	112	104
Dividends payable	502	449
Advance billings and customer deposits	891	854
Provisions	166	96
Current maturities of long-term debt	2,541	2,927
Current derivative liabilities	18	24
Total	8,281	8,273
Non-current liabilities
Provisions	538	774
Long-term debt	22,496	17,925
Other long-term liabilities	636	907
Deferred income taxes	4,437	4,045
Total	28,107	23,651
Liabilities	36,388	31,924
Owners' equity
Common equity	16,569	15,116
Non-controlling interests	1,089	943
Total	17,658	16,059
Total	54,046	47,983
Contingent liabilities